Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Aerospace & Defense - 4.2%
RTX Corp.	419,288	$ 49,262,147
Textron, Inc.	298,364	27,718,016
		76,980,163
Automobiles - 1.6%
General Motors Co.	653,197	28,949,691
Banks - 9.8%
Bank of America Corp.	962,463	38,796,883
JPMorgan Chase & Co.	370,447	78,831,122
Wells Fargo & Co.	1,031,211	61,192,061
		178,820,066
Beverages - 2.3%
PepsiCo, Inc.	243,267	42,004,913
Biotechnology - 5.3%
AbbVie, Inc.	282,663	52,383,107
Amgen, Inc.	132,500	44,052,275
		96,435,382
Capital Markets - 5.4%
BlackRock, Inc.	60,926	53,401,639
Intercontinental Exchange, Inc.	291,501	44,179,892
		97,581,531
Chemicals - 2.1%
Air Products & Chemicals, Inc.	142,999	37,730,286
Communications Equipment - 2.1%
Motorola Solutions, Inc.	94,992	37,894,209
Construction & Engineering - 2.4%
Quanta Services, Inc.	161,086	42,749,003
Construction Materials - 2.2%
Martin Marietta Materials, Inc.	67,854	40,261,171
Consumer Staples Distribution & Retail - 1.7%
Target Corp.	206,911	31,121,483
Electric Utilities - 2.5%
Duke Energy Corp.	410,926	44,901,884
Energy Equipment & Services - 1.9%
Schlumberger NV	722,343	34,881,943
Entertainment - 2.2%
Walt Disney Co.	433,643	40,628,013
Food Products - 2.7%
Mondelez International, Inc., Class A	377,830	25,824,680
Tyson Foods, Inc., Class A	384,560	23,419,704
		49,244,384
Ground Transportation - 1.9%
CSX Corp.	999,933	35,097,648
	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 4.9%
Abbott Laboratories	402,615	$ 42,653,033
Boston Scientific Corp. (A)	637,988	47,134,554
		89,787,587
Health Care Providers & Services - 5.4%
Cencora, Inc.	174,687	41,554,544
UnitedHealth Group, Inc.	97,814	56,356,514
		97,911,058
Industrial REITs - 1.8%
Prologis, Inc.	263,996	33,276,696
Insurance - 2.8%
Hartford Financial Services Group, Inc.	464,208	51,489,951
Interactive Media & Services - 3.7%
Alphabet, Inc., Class A	180,744	31,004,826
Meta Platforms, Inc., Class A	75,816	35,999,711
		67,004,537
Life Sciences Tools & Services - 2.6%
Thermo Fisher Scientific, Inc.	76,360	46,834,642
Machinery - 5.0%
Caterpillar, Inc.	122,761	42,499,858
Parker-Hannifin Corp.	87,095	48,874,230
		91,374,088
Media - 1.6%
Fox Corp., Class A	772,803	29,397,426
Metals & Mining - 1.4%
Freeport-McMoRan, Inc.	568,331	25,807,911
Oil, Gas & Consumable Fuels - 6.7%
ConocoPhillips	394,577	43,876,962
Exxon Mobil Corp.	666,457	79,035,136
		122,912,098
Passenger Airlines - 1.5%
Delta Air Lines, Inc.	649,112	27,924,798
Pharmaceuticals - 1.8%
Merck & Co., Inc.	297,044	33,604,588
Semiconductors & Semiconductor Equipment - 3.4%
Broadcom, Inc.	174,759	28,080,276
Micron Technology, Inc.	308,036	33,828,514
		61,908,790
Software - 1.7%
Microsoft Corp.	75,341	31,518,907
Specialized REITs - 2.1%
American Tower Corp.	175,617	38,705,987
Specialty Retail - 2.0%
Lowe's Cos., Inc.	148,368	36,425,828
Total Common Stocks (Cost $1,283,340,472)		1,801,166,662
Transamerica Funds

Transamerica Large Cap Value

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.9%
Fixed Income Clearing Corp.,
2.50% (B), dated 07/31/2024, to be
repurchased at $33,977,228 on 08/01/2024.
Collateralized by a U.S. Government
Obligation, 0.38%, due 12/31/2025, and
with a value of $34,654,506.
$ 33,974,868	$ 33,974,868
Total Repurchase Agreement (Cost $33,974,868)	33,974,868
Total Investments (Cost $1,317,315,340)	1,835,141,530
Net Other Assets (Liabilities) - (0.6)%	(10,059,376)
Net Assets - 100.0%	$ 1,825,082,154
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,801,166,662	$—	$—	$1,801,166,662
Repurchase Agreement	—	33,974,868	—	33,974,868
Total Investments	$1,801,166,662	$33,974,868	$—	$1,835,141,530
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at July 31, 2024.
(C)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Large Cap Value

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Large Cap Value (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds